Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable

NOTE 3 – Accounts Receivable

As of December 31, 2015 and 2014, the Company's net accounts receivable were $807,906 and $786,056, respectively.

The following table summarizes activity for the allowance for doubtful accounts for the years ended December 31, 2015 and 2014:

	2015	2014
Beginning balance as of January 1,	$62,249	$47,927
Bad debt expense	167,315	64,226
Charge offs, net	(26,293)	(49,904)
Ending balance as of December 31,	$203,270	$62,249